Financial instruments - Summary of Assumptions and Inputs (Details)	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	279,408,018	266,821,844
Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	19,165,000	38,330,000
Stock price | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	12.16	11.48
Stock price | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	12.16	11.48
Conversion price | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10.00	10.00
Volatility rate | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0.575
Volatility rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.550	0.550
Risk-free interest rate | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0.042
Risk-free interest rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0453	0.0397
Dividend yield | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.000	0.000
Risky yield | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.178	0.163